Equipment	9 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment
7. Equipment

					Office
	Camp and	Camp	Computer	Computer	fixtures and
	equipment	vehicles	equipment	software	equipment	Total
	$	$	$	$	$	$
Cost

At July 1, 2010	511,382	222,726	181,117	70,178	79,241	1,064,644
Additions	67,232	59,899	14,394	2,653	495	144,673
Disposals	(12,632)	(76,933)	(15,906)	(468)	-	(105,939)
At June 30, 2011	565,982	205,692	179,605	72,363	79,736	1,103,378
Additions	60,034	13,738	36,285	20,290	1,133	131,480
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At March 31, 2012	611,647	219,430	187,215	92,653	80,869	1,191,814

Amortization

At July 1, 2010	203,205	148,998	108,187	66,486	39,808	566,684
Amortization for the year	38,755	32,399	25,236	2,400	6,466	105,256
Disposals	(12,629)	(88,643)	(16,374)	-	-	(117,646)
At June 30, 2011	229,331	92,754	117,049	68,886	46,274	554,294
Amortization for the period	30,723	29,681	16,208	3,592	4,315	84,519
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At March 31, 2012	245,685	122,435	104,582	72,478	50,589	595,769

Net book values

At June 30, 2011	336,651	112,938	62,556	3,477	33,462	549,084
At March 31, 2012	365,962	96,995	82,633	20,175	30,280	596,045